Total Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 28, 2012
Income Tax Disclosure [Abstract]
Deferred tax assets	$ 926	$ 950
Deferred tax liabilities	(60)	(25)
Net deferred taxes	$ 866	$ 925